Derivative Liabilities	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Liabilities
(8)	Derivative Liabilities
Common Stock Warrants
On the consummation of the Merger on November 3, 2021, 12,218,750 publicly traded warrants for Class A common stock at an exercise price of $11.50 (the “Public Warrants”) and 8,900,000 warrants held by the Sponsor with an exercise price of $11.50 (the “Private Placement Warrants”) converted automatically into warrants of Aurora common stock.
During the year ended December 31, 2021, 330 Public Warrants were exercised for total cash proceeds of $4. The estimated fair value of the warrant liabilities was $53,219 at Closing and $65,678 at December 31, 2021. For the year-ended December 31, 2021, an expense of $12,459 was recognized in changes in fair value of derivative liabilities in the consolidated statements of operations.
As of December 31, 2021, issued and outstanding warrants were as follows:

Warrant Type	December 31, 2021
Public Warrants	12,218,420
Private Placement Warrants	8,900,000

Total	21,118,420

i.	Public Warrants
Public Warrants were exercisable beginning on December 3, 2021. The Company may redeem the Public Warrants when the last reported sales price of Class A common stock for any 20 trading days within a 30 trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders (the “Reference Value”) exceeds $10.00 or $18.00. Warrants are redeemable in whole and upon a minimum of 30 days’ prior written notice.
If the Reference Value exceeds $18.00, warrants are redeemable at $0.01 per warrant, in whole and upon a minimum of 30 days prior written notice
If the Reference Value exceeds $10.00, warrants are redeemable at $0.10 per warrant, in whole and upon a minimum of 30 days prior written notice that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares determined by reference to an agreed table based on the redemption date and the fair market value of Class A ordinary shares. Fair market value of Class A common stock is the volume-weighted average price of Class A ordinary shares for the 10 trading days following the date on which the notice of redemption is sent. The number of ordinary shares received upon exercise is capped at 0.361 shares of Aurora Class A common stock per warrant.

ii.	Private Placement Warrants
Private Placement Warrants are not redeemable by the Company as long as they are held by a Sponsor or its permitted transferees. If the Reference value exceeds $18.00 per share and the Company elects to redeem the Public Warrants, the Private Placement Warrants are exercised.
If the Public Warrants are redeemed by the Company when the Reference Value equals or exceeds $10.00, the Private Placement Warrants are also concurrently called for redemption on the same terms as of the Public Warrants.
If the Public Warrants are redeemed by the Company when the Reference Value exceeds $18.00 per share, the Sponsor will exercise the Private Placement Warrants for cash or on a cashless basis.
Earnout Shares liability
In connection with the execution of the Merger Agreement, the Company, Legacy Aurora and the Sponsor entered into the Sponsor Agreement on July 14, 2021. Under the agreement, existing Sponsor shares not forfeited due to redemptions are subject to lock-up
and price-based vesting. 1,720,772 shares are subject to a
lock-up
provision but not price-based vesting. 5,162,314 shares are subject to time-based lock-up
provisions as well as price-based vesting as follows:

•
1,720,772 shares vest when it has been at least 2 years since the Closing and the volume weighted average price (“VWAP”) of the Company’s class A common stock equals or exceeds $15.00 for 20 trading days of any consecutive 30 trading day period.

•	1,720,771 shares vest when it has been at least 3 years since the Closing and the VWAP equals or exceeds $17.50 for 20 trading days of any consecutive 30 trading day period.

•	1,720,771 shares vest when it has been at least 4 years since the Closing and the VWAP equals or exceeds $20.00 for 20 trading days of any consecutive 30 trading day period
The estimated fair value of the Earnout Shares liability at Closing was $44,723 at Closing and $52,380 at December 31, 2021. For the year ended December 31, 2021, an expense of $7,657 was recognized in changes in fair value of derivative liabilities in the consolidated statements of operations. No Earnout Shares vested as of December 31, 2021.